FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Details) - shares		12 Months Ended
	Mar. 23, 2023	Dec. 31, 2023	Apr. 01, 2021	Mar. 31, 2021
Financial instruments
Number of ordinary shares issued in exchange of ADS	10
Maximum
Financial instruments
Maturity periods for cash balances in highly-rated bank deposits		1 year
Fixed rate
Financial instruments
Borrowings, interest rate			6.70%	8.20%
3-month LIBOR floor rate
Financial instruments
Borrowings, interest rate				1.75%
Market risk [member]
Financial instruments
Percentage of currency stronger against the NIS		5.00%